Accounts Receivable, Net	12 Months Ended
Mar. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of March 31, 2022	As of March 31, 2021
Accounts receivable	$2,835,173	$2,613,018
Less: allowance for doubtful accounts	(1,122,743)	(693,639)
Total accounts receivable, net	$1,712,430	$1,919,379

Provisions for doubtful accounts was $429,104 and $182,602 for the years ended March 31, 2022 and 2021 when it is a recovery for doubtful accounts of $68,359 for the year ended March 31, 2020.